Summary of pensioner retiring age (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Male [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Retiring at the end of the reporting period	21 years	21 years	20 years
Female [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Retiring at the end of the reporting period	24 years	24 years	24 years